Share-based payments, Fair Value of Grant Date Inputs for Options Granted (Details)			1 Months Ended
	May 22, 2024 $ / shares	May 13, 2024 AUD ($) yr $ / shares	Oct. 31, 2025 AUD ($) yr $ / shares	Sep. 30, 2025 AUD ($) yr $ / shares	Nov. 30, 2024	Aug. 31, 2024 AUD ($) yr $ / shares	May 31, 2024 AUD ($) yr $ / shares	Mar. 31, 2024 AUD ($) yr $ / shares
Share based compensation arrangement, grant date fair value assumptions [Abstract]
Percentage of options granted to PSARs					150.00%
Share Options [Member]
Share based compensation arrangement, grant date fair value assumptions [Abstract]
Fair value (in dollars per share)			$ 21	$ 9.22		$ 19.86	$ 14.91	$ 11.7
Consideration | $
Exercise price (in dollars per share)		$ 11.94	$ 0	$ 18.45		$ 0	$ 0	$ 0
Grant date	May 22, 2024	March 21, 2024	October 17, 2024	September 19, 2024		August 26, 2024	April 26, 2024	March 8, 2024
Expiry date		March 31, 2029	1-Nov-29 & 1-Nov-30	31-Mar-29 & 31-Mar-30			March 31, 2029
Term | yr		5		5			5
Share price at grant date (in dollars per share)			$ 21	$ 18.76		$ 19.86	$ 14.91	$ 11.7
Volatility		60.00%	47.00%	55.00%		33.00%	46.00%	47.00%
Dividend yield		0.00%	0.00%	0.00%		0.00%	0.00%	0.00%
Risk-free rate			3.81%	3.56%		3.44%	4.02%
Share Options [Member] | Bottom of range [member]
Share based compensation arrangement, grant date fair value assumptions [Abstract]
Fair value (in dollars per share)		$ 7.59
Expiry date								March 31, 2029
Term | yr			3			1		5
Share price at grant date (in dollars per share)		$ 13.27
Risk-free rate		3.77%						3.66%
Share Options [Member] | Top of range [member]
Share based compensation arrangement, grant date fair value assumptions [Abstract]
Fair value (in dollars per share)	$ 8.57
Expiry date								March 31, 2030
Term | yr			4			8		6
Share price at grant date (in dollars per share)		$ 15.78
Risk-free rate		3.98%						3.72%